Description of Business (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Jul. 16, 2018	Jun. 06, 2018	May 30, 2017	May 17, 2017	Sep. 30, 2018	Jun. 30, 2018
Share price					$ 11.62	$ 10.185
Total proceeds from exercise of over-allotment option	$ 4,000
Total proceeds held in the trust account		$ 231,800
Initial Public Offering [Member]
Number of shares issued in transaction				21,000,000
Proceeds from issuance initial public offering				$ 210,000
Private Placement [Member] | Warrant [Member]
Number of warrant issued				11,850,000
Share price				$ 0.50
Proceeds from warrant issuance				$ 5,900
Over-Allotment Option [Member]
Total proceeds held in the trust account			$ 229,200
Over-Allotment Option [Member] | Warrant [Member]
Number of shares issued in transaction			1,921,700
Number of warrant issued			768,680
Share price			$ 0.50
Unit price			$ 10.00
Total proceeds from exercise of over-allotment option			$ 19,600